COMMITMENTS (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016		$ 756,109
2017	$ 755,231	754,966
2018	771,889	777,567
2019	794,995	800,842
2020	335,308	134,123
Total	$ 2,657,423	$ 3,223,607